AUDIT AND OTHER SERVICES - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 15,600,000	£ 15,700,000	£ 13,600,000
Non-audit fees - Audit fees per US Securities and Exchange Commission guidance	1,500,000	1,700,000	1,500,000
Non-audit fees - Audit related fees per US Securities and Exchange Commission guidance	2,700,000	1,600,000	1,400,000
Non-audit fees - All other fees per US Securities and Exchange Commission guidance	93,300	37,000	0
Incremental work, audit of Banco Santander
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	1,800,000	1,600,000	1,600,000
Santander UK Group Holdings plc
Disclosure Of Audit Fees And Non Audit Fees [Line Items]
Audit fees payable for statutory audit	£ 700,000	£ 600,000	£ 600,000